Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Cash and Cash Equivalents - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Cash And Cash Equivalents Abstract
Cash	€ 2	€ 1
Cash at banks	29,161	34,440
Total	€ 29,162	€ 34,441